Financial Liabilities - Details of Bonds Issued and Outstanding (Detail) ₩ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Less: current portion		₩ (611,882)		₩ (369,716)
Total bonds	[1]	525,957		1,118,427
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Less: current portion	[2]	(611,882)		(369,716)
Total bonds	[2]	379,413		990,164
Gross carrying amount [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[2]	655,000		1,025,000
Gross carrying amount [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[2]	337,000		337,000
Gross carrying amount [member] | Foreign currencies [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued	[1]	147,000		128,940
Discount on bonds [member] | Won [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[2]	₩ (705)		(2,120)
Bonds issued and outstanding [member] | Denominated bonds at amortized costs [Member] | Foreign currencies [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[1]	April 2026
Bonds issued and outstanding, annual interest rate	[1]	6.52%	6.52%
Bonds issued and outstanding [member] | Bottom of range [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[2]	February 2025
Bonds issued and outstanding, annual interest rate	[2]	2.79%	2.79%
Bonds issued and outstanding [member] | Bottom of range [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[2]	January 2025
Bonds issued and outstanding, annual interest rate	[2]	7.20%	7.20%
Bonds issued and outstanding [member] | Top of range [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[2]	February 2027
Bonds issued and outstanding, annual interest rate	[2]	3.66%	3.66%
Bonds issued and outstanding [member] | Top of range [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[2]	January 2026
Bonds issued and outstanding, annual interest rate	[2]	7.25%	7.25%
Denominated bonds at amortized cost [Member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Total bonds	[1]	₩ 146,544		128,263
Denominated bonds at amortized cost [Member] | Gross carrying amount [member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued | $	[1]		$ 100		$ 100
Denominated bonds at amortized cost [Member] | Gross carrying amount [member] | Foreign currencies [member] | Discount on bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued | $	[1]		$ 0		$ (1)
Denominated bonds at amortized cost [Member] | Discount on bonds [member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[1]	₩ (456)		₩ (677)

[1]	(*2) Principal of the foreign currency denominated bonds is to be repaid at maturity and interests are paid quarterly.
[2]	(*1) Principal of the won denominated bonds is to be repaid at maturity and interests are paid quarterly.